Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Statement of compliance
(a)	Statement of compliance
The consolidated financial statements have been prepared in accordance with IFRS issued effective for the Company’s reporting for the year ended December 31, 2022.
Statement of presentation
(b)	Statement of presentation
The Company’s consolidated financial statements have been prepared on an accrual basis and under the historical cost basis.
Basis of consolidation
(c)	Basis of consolidation

These consolidated financial statements include the accounts of Digihost and its wholly owned subsidiaries: Digihost International, Inc. and DGX Holdings, LLC. Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continues to be consolidated until the date that such control ceases. Control is achieved when an investor has power over an investee to direct its activities, exposure to variable returns from an investee, and the ability to use the power to affect the investor’s returns. All intercompany transactions and balances have been eliminated upon consolidation.

Functional and presentation currency
(d)	Functional and presentation currency

These financial statements are presented in United States dollars. The functional currency of Digihost is the Canadian dollar and the functional currency of Digihost International, Inc. and DGX Holding, LLC is the United States dollars. All financial information is expressed in United States dollars, unless otherwise stated.

Foreign currency translation
(e)	Foreign currency translation

Monetary assets and liabilities denominated in foreign currencies are translated to the respective functional currency at exchange rates in effect at the reporting date. Non-monetary assets and liabilities are translated at historical exchange rates at the respective transaction dates. Revenue and expenses are translated at the rate of exchange at each transaction date. Gains or losses on translation are included in foreign exchange expense.

The results and financial position of an entity whose functional currency are translated into a different presentation currency are treated as follows:

●	assets and liabilities are translated at the closing rate at the reporting date;

●	income and expenses for each income statement are translated at average exchange rates at the dates of the period; and

●	all resulting exchange differences are recognized in other comprehensive income as cumulative translation adjustments.

Revenue recognition
(f)	Revenue recognition

The Company recognizes revenue from the provision of transaction verification services within digital currency networks, commonly termed “cryptocurrency mining.” As consideration for these services, the Company receives digital currency from each specific cryptocurrency mining pool in which it participates. Revenue is measured based on the fair value of the digital currencies received. The fair value is determined using the spot price of the digital currencies on the date of receipt. Digital currencies are considered earned on the completion and addition of a block to the blockchain, at which time the economic benefit is received and can be reliably measured.

Digital currencies
(g)	Digital currencies

Digital currencies consist of Bitcoin and Ethereum. Digital currencies meet the definition of intangible assets in IAS 38 Intangible Assets as they are identifiable non-monetary assets without physical substance. They are initially recorded at cost and the revaluation method is used to measure the digital currencies subsequently. Where digital assets are recognized as revenue, the fair value of the Bitcoin received is considered to be the cost of the digital assets. Under the revaluation method, increases in fair value are recorded in other comprehensive income, while decreases are recorded in profit or loss. The Company revalues its digital currencies at the end of each quarter. There is no recycling of gains from other comprehensive income to profit or loss. However, to the extent that an increase in fair value reverses a previous decrease in fair value that has been recorded in profit or loss, that increase is recorded in profit or loss. Decreases in fair value that reverse gains previously recorded in other comprehensive income are recorded in other comprehensive income. Gains and losses on digital currencies sold between revaluation dates are included in profit or loss.

Digital currencies are measured at fair value using the quoted price on CoinMarketCap. CoinMarketCap is a pricing aggregator, as the principal market or most advantageous market is not always known. The Company believes any price difference amongst the principal market and an aggregated price to be immaterial. Management considers this fair value to be a Level 2 input under IFRS 13 Fair Value Measurement fair value hierarchy as the price on this source represents an average of quoted prices on multiple digital currency exchanges.

Property, plant and equipment
(h)	Property, plant and equipment

Details as to the Company’s policies for property, plant and equipment are as follows:

Asset	Amortization method	Amortization period
Data miners	Straight-line	12 - 36 months
Equipment	Straight-line	36 and 120 months
Leasehold improvement	Straight-line	120 months
Powerplant in use	Straight-line	480 months

Property, plant and equipment are recorded at cost less accumulated depreciation. Cost includes all expenditures incurred to bring assets to the location and condition necessary for them to be operated in the manner intended by management. Material residual value estimates and estimates of useful life are updated as required, but at least annually.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any replaced parts is derecognized. All other repairs and maintenance are charged to profit or loss during the fiscal year in which they are incurred.

Gains and losses on disposal are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

Intangible assets
(i)	Intangible assets

Intangible assets are accounted for using the cost model whereby capitalized costs are amortized on a straight-line basis over their estimated useful lives. Residual values and useful lives are reviewed at each reporting date. The right of use of an electric power facility is depreciated over 13 years.

When an intangible asset is disposed of, the gain or loss on disposal is determined as the difference between the proceeds and the carrying amount of the asset, and is recognized in profit or loss.

Amortization of intangible assets has been included in depreciation and amortization in the consolidated statement of comprehensive loss.

Impairment of non-financial assets
(j)	Impairment of non-financial assets

The Company reviews the carrying amounts of its non-financial assets, including property, plant and equipment, right of use assets and intangible assets when events or changes in circumstances indicate the assets may not be recoverable. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash generating unit to which the asset belongs. Assets carried at fair value, such as digital currencies, are excluded from impairment analysis. Cash generating units to which goodwill has been allocated are tested for impairment annually.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows to be derived from continuing use of the asset or cash generating unit are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs of disposal is the amount obtainable from the sale of an asset or cash generating unit in an arm’s length transaction between knowledgeable, willing parties, less the cost of disposal. When a binding sale agreement is not available, fair value less costs of disposal is estimated using a discounted cash flow approach with inputs and assumptions consistent with those of a market participant. If the recoverable amount of an asset or cash generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash generating unit is reduced to its recoverable amount. An impairment loss is recognized immediately in net income. With the exception of goodwill, where an impairment loss subsequently reverses, the carrying amount of the asset or cash generating unit is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized.

Leases and right-of-use assets
(k)	Leases and right-of-use assets

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for:

°	Leases of low value assets; and

°	Leases with a duration of 12 months or less.

Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, with the discount rate determined by the incremental borrowing rate on commencement of the lease is used. Variable lease payments are only included in the measurement of the lease liability if they depend on an index or rate. In such cases, the initial measurement of the lease liability assumes the variable element will remain unchanged throughout the lease term. Other variable lease payments are expensed in the period to which they relate.

On initial recognition, the carrying value of the lease liability also includes:

°	Amounts expected to be payable under any residual value guarantee;

°	The exercise price of any purchase option granted if it is reasonable certain to assess that option; and

°	Any penalties payable for terminating the lease, if the term of the lease has been estimated on the basis of termination option being exercised.

Right-of-use assets are initially measured at cost, which includes the initial amount of the lease liability, reduced for any lease incentives received, and increased for:

°	Lease payments made at or before commencement of the lease;

°	Initial direct costs incurred; and

°	The amount of any provision recognized where the Company is contractually required to dismantle, remove or restore the leased asset.

Lease liabilities, on initial measurement, increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made.

Right-of-use assets are amortized on a straight-line basis over the remaining term of the lease or over the remaining economic life of the asset if this is judged to be shorter than the lease term.

When the Company revises its estimate of the term of any lease, it adjusts the carrying amount of the lease liability to reflect the payments to make over the revised term, which are discounted at the same discount rate that applied on lease commencement. The carrying value of lease liabilities is similarly revised when the variable element of future lease payments dependent on a rate or index is revised. In both cases, an equivalent adjustment is made to the carrying value of the right-of-use asset, with the revised carrying amount being amortized over the remaining (revised) lease term or recorded in profit or loss if the right-of-use asset is reduced to zero.

Goodwill
(l)	Goodwill

The Company measures goodwill as the fair value of the cost of the acquisition less the fair value of the identifiable net assets acquired, all measured as of the acquisition date. Goodwill is carried at cost less accumulated impairment losses.

Financial instruments
(m)	Financial instruments

Financial assets are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows. The primary measurement categories for financial assets are measured at amortized cost, fair value through other comprehensive income (“FVTOCI”) and fair value through profit and loss (“FVTPL”).

Financial assets

Financial assets are classified as either financial assets at FVTPL, amortized cost, or FVTOCI. The Company determines the classification of its financial assets at initial recognition. The Company does not have any financial assets categorized as FVTOCI.

●	Amortized cost

Financial assets are classified as measured at amortized cost if both of the following criteria are met: 1) the object of the Company’s business model for these financial assets is to collect their contractual cash flows; and 2) the asset’s contractual cash flows represent “solely payments of principal and interest.” After initial recognition, these are measured at amortized cost using the effective interest rate method. Discounting is omitted where the effect of discounting is immaterial. The Company’s cash and amounts receivables are classified as financial assets and measured at amortized cost.

Revenues from these financial assets are recognized in financial revenues, if any.

●	FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transactions costs expensed in the consolidated statements of net loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets held at FVTPL are recorded in the consolidated statements of comprehensive income in the period in which they arise. The Company’s promissory note receivable is classified as a financial asset and measured at FVTPL.

Financial liabilities

Financial liabilities are subsequently measured at amortized cost using the effective interest rate method.

The Company’s accounts payable and accrued liabilities (excluding salaries payable), mortgage payable and deposit payable are classified as measured at amortized cost.

The Company’s amount owing to Northern Data and warrant liabilities are classified as measured at FVTPL with gains and losses recognized in profit and loss.

Derecognition

The Company derecognizes financial liabilities only when its obligations under the financial liabilities are discharged, cancelled, or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss. Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred.

Expected Credit Loss Impairment Model

The Company uses the single expected credit loss impairment model, which is based on changes in credit quality since initial application.

The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due. The Company considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Company in full or when the financial asset is more than 90 days past due.

The carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Company determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.

Fair Value

Financial instruments recorded at fair value on the statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

●	Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices); and

●	Level 3 – inputs for the assets or liability that are not based on observable market data (unobservable inputs).

Share capital and equity
(n)	Share capital and equity

Share capital represents the amount received on the issue of shares, less issuance costs, net of any underlying income tax benefit from these issuance costs. When warrants are issued in connection with shares, the Company uses the residual method for allocating fair value to the shares and then to warrants.

Contributed surplus includes the value of warrants classified as equity and stock options. When warrants and stock options are exercised, the related compensation cost and value are transferred to share capital.

Deficit includes all current and prior year losses.

Digital currency revaluation reserve includes gains and losses from the revaluation of digital currencies, net of tax.

Cumulative translation reserve includes foreign currency translation differences arising from the translation of financial statements of foreign entities into United States dollars.

Share-based compensation
(o)	Share-based compensation

The granting of stock options and RSUs to employees, officers, directors or consultants of the Company requires the recognition of share-based compensation expense with a corresponding increase in contributed surplus in shareholders’ equity. The fair value of stock options that vest immediately are recorded as share-based compensation expense at the date of the grant. The fair values of the RSUs are determined by the quoted market price of the Company’s common shares at date of grant. The expense for stock options and RSUs that vest over time is recorded over the vesting period using the graded method, which incorporates management’s estimate of the stock options that are not expected to vest. For stock options where vesting is subject to the completion of performance milestones, the estimate for completion of the milestone is reviewed at each reporting date for any change in the estimated vesting date, and to the extent there is a material change in the vesting date estimate, the amortization to be recognized is recalculated for the new timeline estimate and adjusted on a prospective basis in the current period. The effect of a change in the number of stock options expected to vest is a change in an estimate and the cumulative effect of the change is recognized in the period when the change occurs. On exercise of an stock option, the consideration received and the estimated fair value previously recorded in contributed surplus is recorded as an increase in share capital.

Stock options awarded to consultants are measured based on the fair value of the goods and services received unless that fair value cannot be estimated reliably. If the fair value of the goods and services cannot be reliably measured, then the fair value of the equity instruments granted is used to recognize the expense.

Loss per share
(p)	Loss per share

The Company presents basic and diluted loss per share data for its subordinate voting shares, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of subordinate voting shares and proportionate voting shares outstanding during the period. Diluted loss per share is determined by adjusting the weighted average number of subordinate voting shares and proportionate voting shares outstanding to assume conversion of all dilutive potential subordinate voting shares. Diluted loss per share equals basic loss per share given the anti-dilutive options and warrants for 2021.

Provisions
(q)	Provisions

Provisions are recognized when the Company has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result, and that outflow can be reliably measured.

The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation at the end of the reporting period.

Business combinations
(r)	Business combinations

The Company applies the acquisition method in accounting for business combinations. The consideration transferred by the Company to obtain control of a subsidiary is calculated as the sum of the acquisition-date fair values of assets transferred, liabilities incurred and the equity interests issued by the Company, which includes the fair value of any asset or liability arising from a contingent consideration arrangement. Acquisition costs are expensed as incurred. Assets acquired and liabilities assumed are measured at their acquisition-date fair values.

Income taxes
(s)	Income taxes

Income tax on the profit or loss for the years presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is provided using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: goodwill not deductible for tax purposes and the initial recognition of assets or liabilities that affect neither accounting nor taxable profit. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial position reporting date.

A deferred tax asset is recognized only to the extent that it is probable that the underlying tax loss or deductible temporary difference will be utilized against future taxable income. Deferred tax liabilities are always provided for in full.

Changes in deferred tax assets or deferred tax liabilities are recognized as revenues or expense in profit and loss, unless they relate to items that were recognized directly in equity, in which case the related deferred taxes are also recognized in equity.

Standards, amendments and interpretations to existing standards that are not yet effective and have not been adopted early by the Company.
(t)	Standards, amendments and interpretations to existing standards that are not yet effective and have not been adopted early by the Company.

At the date of authorization of these consolidated financial statements, several new, but not yet effective, standards and amendments to existing standards, and interpretations have been published by the IASB. None of these standards or amendments to existing standards have been adopted early by the Company. Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New standards, amendments and interpretations not adopted in the current year have not been disclosed as they are not expected to have a material impact on the Company’s consolidated financial statements.

Critical accounting judgements, estimates and assumptions
(u)	Critical accounting judgments, estimates and assumptions

The preparation of these financial statements in conformity with IFRS requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These financial statements include estimates that, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the year in which the estimate is revised and future years if the revision affects both current and future years. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Significant assumptions about the future that management has made that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

Significant judgments

Income from digital currency mining
(i)	Income from digital currency mining

The Company recognizes income from digital currency mining from the provision of transaction verification services within digital currency networks, commonly termed “cryptocurrency mining.” As consideration for these services, the Company receives digital currency from each specific network in which it participates (“coins”). Income from digital currency mining is measured based on the fair value of the coins received. The fair value is determined using the spot price of the coin on the date of receipt. The coins are recorded on the statement of financial position, as digital currencies, at their fair value less costs to sell and re-measured at each reporting date. Revaluation gains or losses, as well as gains or losses on the sale of coins for traditional (fiat) currencies are included in profit or loss in accordance with the Company’s treatment of its digital currencies as a traded commodity.

There is currently no specific definitive guidance in IFRS or alternative accounting frameworks for the accounting for the mining and strategic selling of digital currencies and management has exercised significant judgment in determining appropriate accounting treatment for the recognition of income from digital currency mining for mining of digital currencies. Management has examined various factors surrounding the substance of the Company’s operations, including the stage of completion being the completion and addition of a block to a blockchain and the reliability of the measurement of the digital currency received.

(ii)	Leases – incremental borrowing rate

Judgment is applied when determining the incremental borrowing rate used to measure the lease liability of each lease contract, including an estimate of the asset-specific security impact. The incremental borrowing rate should reflect the interest rate the Company would pay to borrow at a similar term and with similar security.

(iii)	Income, value added, withholding and other taxes

The Company is subject to income, value added, withholding and other taxes. Significant judgment is required in determining the Company’s provisions for taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Company recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. The determination of the Company’s income, value added, withholding and other tax liabilities requires interpretation of complex laws and regulations. The Company’s interpretation of taxation law as applied to transactions and activities may not coincide with the interpretation of the tax authorities. All tax-related filings are subject to government audit and potential reassessment subsequent to the financial statement reporting period. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the tax related accruals and deferred income tax provisions in the year in which such determination is made.

Significant estimates

(i)	Useful lives of property, plant and equipment

Depreciation of data miners and equipment are an estimate of its expected life. In order to determine the useful life of computing equipment, assumptions are required about a range of computing industry market and economic factors, including required hashrates, technological changes, availability of hardware and other inputs, and production costs.

(ii)	Digital currency valuation

Digital currencies consist of cryptocurrency denominated assets (note 3) and are included in current assets. Digital currencies are carried at their fair value determined by the spot rate less costs to sell. The digital currency market is still a new market and is highly volatile; historical prices are not necessarily indicative of future value; a significant change in the market prices for digital currencies would have a significant impact on the Company’s earnings and financial position.

(iii)	Impairment of goodwill

Determining whether goodwill is impaired requires an estimation of the recoverable amount of the CGU. Such recoverable amount corresponds, for the purpose of impairment assessment, to the higher of the value in use or the fair value less costs of disposal of the CGU to which goodwill has been allocated. The value in use calculation requires management to estimate future cash flows expected to arise from the CGU and a suitable discount rate in order to calculate present value. The key assumptions required for the value in use estimation are described in note 8.

For the value in use approach, the values assigned to key assumptions reflect past experience and external sources of information that are deemed accurate and reliable. The value in use is categorized as Level 3 in the fair value hierarchy described under IFRS 13, Fair Value Measurement, as one or more key assumption used is based on unobservable data requiring the use of judgment.

(iv)	Data miners valuation

Impairment of data miners was estimated based on the recoverable amount of mining equipment based on current market prices and hash rate power per miner type. The recoverable amount represents the higher value between an asset’s fair value less costs to sell and its value in use. Hash rate power refers to the computational power of the mining equipment, which directly affects the mining efficiency and potential revenue generation. As the market prices for mining equipment and hash rate power can vary significantly over time, these factors are considered in estimating the recoverable amount of the assets. The current market prices for mining equipment are obtained from various sources, including manufacturers, distributors, and marketplaces for used equipment. Management reviews and compares these prices regularly to ensure the accuracy and relevance of the data.